Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 577,696	$ 495,990
Other receivables:
Total loans receivables and other financing receivables	708,965	633,151
Payment activity | Performing
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	577,696	495,990
Other receivables:
Long-term receivable and long-term accrued revenue included in accounts receivable and other assets	4,043	5,476
Other internal metrics | Performing
Other receivables:
Advances to equity-accounted joint ventures (note 7)	$ 127,226	$ 131,685